Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income taxes [line items]
Effective Tax Rate (percent)	12.20%	22.80%
Deferred Income Taxes	$ 1,594	$ 1,064
Deferred tax expense income	0	0
Amounts of tax pools available, including tax losses	21,203	20,342
Canadian Federal Non Capital Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	38	197
US Federal Net Operating Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	3,600	3,000
Canadian Net Capital Losses
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	96	85
Net capital losses associated with unrealized foreign exchange losses	$ 210	$ 362